GS Mortgage-Backed Securities Trust 2021-PJ7 ABS-15G

Exhibit 99.5 Schedule 5

QM ATR Data
Run Date - 07/01/2021 2:29:01 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income	ATR/QM Residual Income
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	$0.00	XXXXX	XXXXX	Self-Employed		US Citizen		Yes	XXXXX
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	$0.00	XXXXX	XXXXX	Employed		US Citizen		No
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	$0.00	XXXXX	XXXXX	Self-Employed	Self-Employed	US Citizen	US Citizen	No
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	XXXXX	XXXXX	XXXXX	Retired	Retired	US Citizen	US Citizen	Yes	XXXXX
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	$0.00	XXXXX	XXXXX	Employed		US Citizen		Yes	XXXXX
XXXXXXX	XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	XXXXXXXXXX	Yes	$0.00	XXXXX	XXXXX	Employed		US Citizen		Yes	XXXXX